Lease (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Lease liabilities
Current	¥ 36,266,000	¥ 24,329,000
Non-current	165,615,000	108,778,000
Lease liabilities	201,881,000	¥ 133,107,000
Amounts recognised in the statement of comprehensive income:
Interest expense (included in finance) (Note 8)	12,767,000
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	8,986,000
Total cash outflow for leases	¥ 49,692,000